Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 2,119	$ 1,145	$ 1,145	$ 582
Conversion of warrants to preferred shares	5,889		0	0
Change in fair value of derivative liabilities	3,770	(41)	974	563
Derivative warrant liabilities at the end	0	1,104	2,119	1,145
AM SAFE liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	28,986	28,271	28,271	0
Conversion of warrants to preferred shares			0	28,271
Change in fair value of derivative liabilities	744	(148)	715	0
Derivative warrant liabilities at the end	0	28,123	28,986	28,271
AM SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	1,989	1,729	1,729	0
Conversion of warrants to preferred shares			0	1,729
Change in fair value of derivative liabilities	(189)	129	260	0
Derivative warrant liabilities at the end	0	1,858	1,989	1,729
Brookfield SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	50,000	$ 0	0
Conversion of warrants to preferred shares			50,000
Change in fair value of derivative liabilities	(30,600)		0
Derivative warrant liabilities at the end	$ 19,400		$ 50,000	$ 0